REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
REVENUE AND COST OF SALES
Concentrate Sales	$ 85,166	$ 67,133
Provisional pricing adjustments	7,061	(955)
Total	$ 92,227	$ 66,178